MARKETABLE SECURITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale financial assets [abstract]
Marketable securities, beginning	$ 205,600	$ 176,000	$ 0
Additions	60,940	193,440	176,000
Disposals	(162,490)	(153,190)	0
Realized loss on disposal	(91,890)	(22,810)	59,698
Unrealized gain/(loss) on mark-to-market	(12,160)	12,160	0
Marketable securities, ending	$ 0	$ 205,600	$ 176,000